================================================================================

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                 March 31, 1998
--------------------------------------------------------------------------------


                                   Value Line
                                      Asset
                                   Allocation
                                   Fund, Inc.


                                     [LOGO]
                                ---------------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

Value Line Asset Allocation Fund, Inc.

                                                         To Our Value Line Asset
================================================================================

Dear Shareholder:

We're pleased to report that the Value Line Asset Allocation Fund extended its superb track record in the fiscal year ended March 31, 1998. Since inception on August 24, 1993, your Fund remains the #1 performer among 78 funds in the "flexible" fund category compiled by Lipper Analytical Services.

Your Fund's fiscal 1998 total return of 37.36% compared with a total return of 48.01% for the unmanaged Standard & Poor's 500 Stock Index and a total return of 12.39% for the unmanaged Lehman Brothers Government/Corporate Bond Index. This performance was achieved despite an allocation to stocks of only about 45% of total assets during the first seven months of the fiscal year, April through October 1997. In November and December, we gradually raised the stock allocation to 60%. January through March 1998 saw further increased investment in stocks by the Fund, which ended the fiscal year with 78% of its assets invested in stocks, 18% in bonds, and 4% in cash equivalents. Asset allocation is determined by Value Line's proprietary stock and bond models, which take into account a number of economic and financial variables. Our stock model began to take a more favorable view of the market in November, after interest rates declined and stock prices fell back from their highs in response to the economic difficulties in Asia.

A disciplined stock selection strategy is the key to your Fund's success. We emphasize equities with strong earnings momentum and strong price momentum. Any hint of a near-term problem in a stock impels us to seriously considering selling. This strategy may not succeed for every stock in every instance--no strategy does--but it puts the odds in our favor. We let these odds work for us by spreading our bets over many stocks in many different industries. Very few holdings make up even 0.5% of the Fund's total assets. The portfolio contains about 300 stocks in all, and this wide diversification helps to hold down the Fund's risk exposure. In addition, we generally strive to keep investment in the volatile technology sector down to 20% of stockholdings or less. As to the size of companies that we invest in, small-capitalization stocks currently represent nearly one-half of the holdings, with the remainder weighted more toward mid-cap stocks than large-cap equities.

Stock prices have risen strongly, and the market probably holds above-average risk at the moment. We remain confident that our allocation models will alert us to the right time to reduce the Fund's stock investments, but we will rely as always on our disciplined stock-selection strategy to maximize returns and minimize risk.

Thank you for investing with us.


                                         Sincerely,


                                         /s/ Jean Bernhard Buttner

                                         Jean Bernhard Buttner
                                         Chairman and President

May 6, 1998


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2

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
================================================================================

Economic Observations

The business expansion continues to proceed at a healthy clip, as we make our way through the second quarter of the year. True, the uptrend is unlikely to be as uniformly strong in the current period and during the second half of the year as it was in the opening quarter, when growth exceeded 4%. But, with most of the key consumer and industrial indicators still in relatively good shape, and with inflation continuing to be under control, growth could still average a solid 2.5%, or so, over the balance of the year. What's more, we would expect both producer (or wholesale) and consumer prices to evidence little upward pressure.

The wild card in this forecast, of course, remains the Pacific Rim, which continues to face the daunting task of turning itself around economically. Obviously, the problems afflicting that part of the globe will lead to gradual reductions in demand for goods and services produced in the United States. Nonetheless, assuming that the affected nations take corrective actions in a timely fashion, so that the situation eventually starts to stabilize, little more than minor dislocations should be apparent here. At this juncture, we feel that the current long business expansion can go on for several more years.


--------------------------------------------------------------------------------
                                                                               3

Value Line Asset Allocation Fund, Inc.
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE VALUE LINE ASSET ALLOCATION FUND, INC., LEHMAN BROTHERS
               GOVERNMENT/CORPORATE BOND INDEX AND THE S&P INDEX


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                         Value Line Asset                  Lehman Aggregate
                        Allocation Fund     S & P 500        Bond Index
                        ---------------     ---------        ----------
06/30/93                    $10,000          $10,000          $10,000
09/30/93                    $10,480          $10,051          $10,080
12/31/93                    $10,596          $10,284          $10,051
03/31/94                    $10,415          $ 9,897          $ 9,737
06/30/94                    $10,275          $ 9,939          $ 9,615
09/30/94                    $10,898          $10,425          $ 9,663
12/31/94                    $10,961          $10,423          $ 9,669
03/31/95                    $11,818          $11,435          $10,182
06/30/95                    $12,757          $12,523          $10,843
09/30/95                    $14,104          $13,515          $11,050
12/31/95                    $14,919          $14,326          $11,565
03/31/96                    $15,970          $15,094          $11,294
06/30/96                    $17,383          $15,770          $11,347
09/30/96                    $18,231          $16,254          $11,547
12/31/96                    $18,888          $17,607          $11,901
03/31/97                    $18,764          $18,082          $11,798
06/30/97                    $20,635          $21,239          $12,231
09/30/97                    $22,836          $22,831          $12,638
12/31/97                    $22,852          $23,487          $13,010
03/31/98                    $25,774          $26,763          $13,212


                             From 8/24/93 to 3/31/98

The Standard & Poor's 500 Index is an unmanaged index that is representative of the larger capitalization stocks traded in the United States. The presentation includes reinvested dividends. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that generally represents the U.S. Bond market, with issues having an average maturity of 9.8 years. The graphic representation includes interest reinvested.


Performance Data:*
                                          Average
                                       Annual Total
                                          Return
                                         ---------
1 year ended 3/31/98...................    37.36%
3 years ended 3/31/98..................    29.68%
From 8/24/93 (commencement
  of operations) to 3/31/98............    22.85%

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments                                           March 31, 1998
================================================================================


  Shares                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS (78.3%)
                   ADVERTISING (0.7%)
  13,000           Big Flower Press
                     Holdings, Inc.* ........................        $  $394,875
  10,400           Omnicom Group, Inc. ......................            489,450
                                                                     -----------
                                                                         884,325

                   AEROSPACE/DEFENSE (1.4%)
   9,750           AAR Corp. ................................            265,688
  21,500           Aeroflex Inc.* ...........................            284,875
  11,000           Kellstrom Industries, Inc.* ..............            277,062
   3,000           Primex Technologies, Inc. ................            138,000
   8,500           Special Devices, Inc.* ...................            242,250
  10,000           Thiokol Corp. ............................            483,125
                                                                     -----------
                                                                       1,691,000

                   AIR TRANSPORT (2.1%)
  12,000           Airborne Freight Corp. ...................            451,500
   5,000           ASA Holdings, Inc. .......................            184,063
  12,000           Comair Holdings, Inc. ....................            318,000
   8,500           Expeditors International of
                     Washington, Inc. .......................            364,437
  12,000           Mesaba Holdings, Inc.* ...................            377,250
   5,000           Midwest Express
                     Holdings, Inc.* ........................            245,000
   7,000           SkyWest, Inc. ............................            255,500
  12,000           Southwest Airlines Co. ...................            354,750
                                                                     -----------
                                                                       2,550,500

                   APPAREL (0.5%)
   3,500           Jones Apparel Group, Inc.* ...............            192,719
   7,000           Tommy Hilfiger Corp.* ....................            420,437
                                                                     -----------
                                                                         613,156

                   AUTO & TRUCK (0.5%)
  10,200           Navistar International Corp.* ............            357,000
   4,000           PACCAR Inc. ..............................            238,250
                                                                     -----------
                                                                         595,250

                   AUTO PARTS--ORIGINAL
                     EQUIPMENT (0.9%)
   8,000           Arvin Industries, Inc. ...................            327,500
   9,000           Gentex Corp.* ............................            305,438
   5,800           Lear Corp.* ..............................            326,975
   3,000           Tower Automotive, Inc.* ..................            135,000
                                                                     -----------
                                                                       1,094,913

                   AUTO PARTS--
                     REPLACEMENT (0.7%)
   8,000           Federal-Mogul Corp. ......................            425,500
   5,000           SPX Corp.* ...............................            381,562
   6,000           Wynns International, Inc. ................            136,500
                                                                     -----------
                                                                         943,562

                   BANK (0.3%)
  11,000           North Fork
                     Bancorporation, Inc.....................            424,875

                   BANK--MIDWEST (0.5%)
   4,000           Northern Trust Corp. .....................            299,000
   8,600           Norwest Corp. ............................            357,438
                                                                     -----------
                                                                         656,438

                   BEVERAGE--
                     ALCOHOLIC (0.3%)
   7,000           Canandaigua Brands, Inc.
                     Class "A"*..............................            399,875

                   BUILDING
                     MATERIALS (1.1%)
  10,500           Elcor Corp. ..............................            282,188
   3,000           Martin Marietta Materials, Inc. ..........            129,562
   5,000           Masco Corp. ..............................            297,500
   9,000           TJ International, Inc. ...................            288,000
  13,500           Thomas Industries, Inc. ..................            300,375
                                                                     -----------
                                                                       1,297,625


--------------------------------------------------------------------------------
                                                                               5

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================


  Shares                                                                 Value
--------------------------------------------------------------------------------

                   CABLE TV (0.3%)
  12,000           Tele-Communications, Inc.
                     TCI Group Series "A"* ..................        $   373,125

                   CEMENT &
                     AGGREGATES (0.4%)
  10,000           Centex Construction
                   Products, Inc. ...........................            364,375
   2,000           Southdown, Inc. ..........................            139,375
                                                                     -----------
                                                                         503,750

                   CHEMICAL--
                     DIVERSIFIED (0.2%)
   7,000           Dexter Corp. .............................            289,625

                   CHEMICAL--
                     SPECIALTY (0.5%)
   3,500           LeaRonal Inc. ............................            101,938
  11,000           NL Industries, Inc.* .....................            191,812
   4,800           Tredegar Industries, Inc. ................            347,700
                                                                     -----------
                                                                         641,450

                   COAL/ALTERNATE
                     ENERGY (0.4%)
  10,000           AES Corp.* ...............................            524,375

                   COMPUTER &
                     PERIPHERALS (1.6%)
  13,000           Digi International Inc.* .................            358,312
  10,000           EMC Corp.* ...............................            378,125
   6,000           Gateway 2000, Inc.* ......................            281,625
   9,000           Pinnacle Systems, Inc.* ..................            340,875
   7,000           Rainbow Technologies, Inc.* ..............            180,250
  20,000           Unisys Corp.* ............................            380,000
                                                                     -----------
                                                                       1,919,187

                   COMPUTER SOFTWARE
                     & SERVICES (7.5%)
   7,000           Analytical Surveys, Inc.* . ..............            358,750
   6,400           Autodesk, Inc. ...........................            276,000
   9,700           Cadence Design
                     Systems, Inc.* .........................            335,863
   5,000           CIBER, Inc.* .............................            349,687
   8,500           Compuware Corp.* .........................            419,688
   7,000           Computer Horizons Corp.* .................            351,750
   7,000           DST Systems, Inc.* .......................            367,938
   7,000           Documentum, Inc.* ........................            378,875
   7,500           Engineering Animation Inc.* ..............            311,250
   7,000           FactSet Research
                     Systems, Inc.* .........................            248,500
   6,000           Hyperion Software Corp.* .................            265,500
   7,000           Information Management
                     Resources, Inc.* .......................            412,125
   6,000           JDA Software Group, Inc.* . ..............            318,750
   7,500           Keane, Inc.* .............................            423,750
   6,300           Legato Systems, Inc.* ....................            374,063
  26,000           Medaphis Corp.* ..........................            271,375
   9,000           Mercury Interactive Corp.* ...............            328,500
   6,500           Paychex, Inc. ............................            374,969
  11,000           PeopleSoft, Inc.* ........................            579,562
  11,000           Platinum Software Corp.* .................            255,750
   4,000           Policy Management
                     Systems Corp.* .........................            321,250
   8,000           Progress Software Corp.* .................            240,000
   6,000           Saville Systems,
                     PLC (ADR)* .............................            307,500
  10,000           Siebel Systems Inc.* .....................            287,500
   8,500           SunGard Data Systems Inc.* ...............            312,906
  15,000           Timberline Software Corp. ................            235,313
   5,700           Veritas Software Corp.* ..................            337,012
   6,000           Visio Corp.* .............................            258,000
                                                                     -----------
                                                                       9,302,126



--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 1998
================================================================================


  Shares                                                                 Value
--------------------------------------------------------------------------------

                   DIVERSIFIED COMPANIES (1.9%)
   6,000           Danaher Corp. ............................        $   455,625
   2,500           NACCO Industries, Inc. ...................            335,000
   8,000           Nortek, Inc.* ............................            256,000
   5,500           Sequa Corp.* .............................            406,656
  10,000           Tyco International, Ltd. .................            546,250
   8,000           Varlen Corp. .............................            308,000
                                                                     -----------
                                                                       2,307,531

                   DRUG (2.5%)
   6,000           Biovail Corp. International* .............            289,500
   8,550           ICN Pharmaceuticals Inc. .................            421,087
   5,000           Incyte Pharmacuticals Inc.* ..............            233,750
   6,500           MedImmune, Inc.* .........................            358,313
   3,200           Merck & Co., Inc. ........................            410,800
   6,000           NBTY, Inc.* ..............................            364,500
   6,500           Quintiles Transnational
                     Corp.* .................................            313,219
   6,000           Schering-Plough Corp. ....................            490,125
   5,500           Sepracor Inc.* ...........................            234,437
                                                                     -----------
                                                                       3,115,731

                   ELECTRICAL EQUIPMENT (0.8%)
   7,000           C & D Technologies, Inc. .................            364,438
   7,000           Kuhlman Corp. ............................            340,812
   7,500           Technitrol Inc. ..........................            293,906
                                                                     -----------
                                                                         999,156

                   ELECTRONICS (1.0%)
  10,000           Gemstar International
                     Group Ltd.* ............................            300,000
   8,400           Lexmark International
                     Group, Inc. Class "A" ..................            379,050
   7,200           Symbol Technologies, Inc. ................            354,150
   9,000           Telxon Corp. .............................            238,500
                                                                     -----------
                                                                       1,271,700

                   ENTERTAINMENT (1.6%)
  14,544           Chancellor Media Corp.* ..................            667,206
   5,000           Clear Channel
                     Communications, Inc.* ..................            490,000
   8,000           Jacor Communications, Inc.* ..............            472,000
   6,000           Sinclair Broadcast
                     Group, Inc. Class "A"* .................            345,750
                                                                     -----------
                                                                       1,974,956

                   ENVIRONMENTAL (0.7%)
  11,000           Allied Waste Industries, Inc.* ...........            274,656
   7,000           American Disposal
                     Services, Inc.* ........................            264,250
   6,300           USA Waste Services, Inc.* . ..............            280,744
                                                                     -----------
                                                                         819,650

                   FINANCIAL
                     SERVICES (0.8%)
  13,000           AMRESCO, Inc.* ...........................            425,750
   9,500           Mutual Risk Management Ltd.321,813
   5,000           Newcourt Credit Group Inc. ...............            250,000
                                                                     -----------
                                                                         997,563

                   FOOD PROCESSING (1.0%)
  10,000           Interstate Bakeries Corp. ................            323,125
  12,000           Michael Foods, Inc. ......................            321,000
   9,350           Suiza Foods Corp.* .......................            575,025
                                                                     -----------
                                                                       1,219,150

                   FOOD WHOLESALERS (0.2%)
   7,425           U.S. Foodservice* ........................            273,333



--------------------------------------------------------------------------------
                                                                               7

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================


  Shares                                                                 Value
--------------------------------------------------------------------------------

                   FURNITURE/HOME
                     FURNISHINGS (2.2%)
   7,000           CORT Business Services
                   Corp.* ...................................        $   332,500
   9,500           Department 56, Inc.* .....................            361,000
   8,000           Ethan Allen Interiors, Inc. ..............            478,000
  12,500           Furniture Brands
                   International, Inc.* .....................            402,344
   8,000           HON Industries, Inc. .....................            294,000
  10,000           Miller (Herman), Inc. ....................            335,312
  13,000           Mohawk Industries, Inc.* .................            409,500
   7,000           Winsloew Furniture, Inc.* . ..............            154,000
                                                                     -----------
                                                                       2,766,656

                   GROCERY (1.4%)
   7,800           Albertson's, Inc. ........................            410,475
   8,000           Kroger Co.* ..............................            369,500
  11,600           Safeway Inc.* ............................            428,475
   7,500           Whole Foods Market, Inc.* . ..............            523,125
                                                                     -----------
                                                                       1,731,575

                   HEALTHCARE
                     INFORMATION
                     SYSTEM (0.9%)
   7,400           HBO & Co. ................................            446,775
  15,000           HealthPlan Services Corp. ................            394,688
   4,000           Shared Medical
                     Systems Corp. ..........................            313,500
                                                                     -----------
                                                                       1,154,963

                   HOME APPLIANCE (0.3%)
   8,500           Maytag Corp. .............................            406,406

                   HOMEBUILDING (1.6%)
   8,000           Centex Corp. .............................            305,000
  16,000           D.R. Horton, Inc. ........................            340,000
   8,000           Fairfield Communities, Inc.* .............            176,500
  10,000           Kaufman & Broad
                     Home Corp. .............................            325,625
   9,500           NVR, Inc.* ...............................            299,844
  12,000           Ryland Group Inc. ........................            331,500
  13,000           Standard Pacific Corp. ...................            197,437
                                                                     -----------
                                                                       1,975,906

                   HOTEL/GAMING (0.3%)
   2,775           Promus Hotel Corp.* ......................            132,506
  10,000           Rio Hotel & Casino, Inc.* . ..............            259,375
                                                                     -----------
                                                                         391,881

                   HOUSEHOLD
                     PRODUCTS (0.5%)
   7,000           Lancaster Colony Corp. ...................            297,063
   7,000           Sunbeam Corp. ............................            308,437
                                                                     -----------
                                                                         605,500

                   INDUSTRIAL
                     SERVICES (3.3%)
   5,000           ABM Industries, Inc. .....................            155,313
   6,000           Central Parking Corp. ....................            286,500
   8,500           Computer Learning
                     Centers, Inc.* .........................            142,375
  12,000           Labor Ready Inc.* ........................            386,250
   7,000           MSC Industrial Direct
                     Co., Inc. Class "A"* ...................            379,312
   6,000           Metzler Group Inc.* ......................            298,500
   7,500           On Assignment Inc.* ......................            222,188
  17,000           Personnel Group of
                   America Inc.* ............................            386,750
  18,000           RCM Technologies Inc.* ...................            483,750
   6,600           Robert Half
                     International, Inc.* ...................            316,800
  12,500           Romac International, Inc.* ...............            343,750
  10,000           Source Services Corp.* ...................            276,250
  15,000           Western Staff Services, Inc.* ............            356,250
                                                                     -----------
                                                                       4,033,988



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8

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 1998
================================================================================


  Shares                                                                 Value
--------------------------------------------------------------------------------

                   INSURANCE--
                     DIVERSIFIED (1.9%)
   4,800           CMAC Investment Corp. ....................        $   320,400
   3,500           Exel Ltd. ................................            271,250
  12,100           Fidelity National Financial Inc. .........            444,675
  10,600           Horace Mann Educators Corp. ..............            372,325
   8,000           LandAmerica Financial
                     Group, Inc. ............................            362,000
   2,000           Stewart Information
                     Services Corp. .........................             61,500
  12,000           Triad Guaranty Inc.* .....................            492,000
                                                                     -----------
                                                                       2,324,150

                   INSURANCE--PROPERTY/
                     CASUALTY (1.1%)
   4,000           Executive Risk Inc. ......................            285,000
   5,300           Fremont General Corp. ....................            311,706
   6,200           Mercury General Corp. ....................            387,888
   8,000           State Auto Financial Corp. ...............            318,000
                                                                     -----------
                                                                       1,302,594

                   INTERNET (1.1%)
   6,000           Excite Inc.* .............................            305,625
  12,000           IDT Corp.* ...............................            450,000
  14,000           Infoseek Corp.* ..........................            252,875
   8,000           Sapient Corp.* ...........................            379,000
                                                                     -----------
                                                                       1,387,500

                   MACHINERY (2.7%)
   5,000           Aeroquip-Vickers Inc. ....................            289,063
  12,400           Applied Power, Inc. Class "A" ............            477,400
  11,500           Chart Industries, Inc. ...................            342,125
   6,000           Commercial Intertech Corp. ...............            143,250
  12,000           Gardner Denver
                     Machinery Inc.* ........................            355,500
  10,000           Gehl Co.* ................................            213,750
   9,000           Gencor Industries, Inc. ..................            261,562
   9,000           Graco Inc. ...............................            272,813
  30,000           International Comfort
                     Products Corp. .........................            266,250
  12,000           MotivePower Industries, Inc.* ............            331,500
  14,000           Terex Corp.* .............................            378,875
                                                                     -----------
                                                                       3,332,088

                   MANUFACTURED HOUSING/
                     RECREATIONAL
                     VEHICLES (0.6%)
   7,000           Fleetwood Enterprises, Inc. ..............            325,937
  10,000           Monaco Coach Corp.* ......................            392,500
                                                                     -----------
                                                                         718,437

                   MEDICAL SERVICES (2.8%)
  15,000           Cyberonics Inc.* .........................            478,125
   3,000           Express Scripts Inc.
                     Class "A"* .............................            254,344
  20,000           Hanger Orthopedic
                     Group, Inc.* ...........................            336,250
  16,000           Hooper Holmes, Inc. ......................            342,000
  11,000           Osteotech Inc.* ..........................            284,625
  13,000           PSS World Medical Inc.* ..................            305,500
   8,000           Renal Care Group, Inc.* ..................            304,000
  10,000           Res Care Inc.* ...........................            372,500
   7,000           Rexall Sundown Inc.* .....................            238,437
   8,000           Total Renal Care
                     Holdings, Inc.* ........................            266,500
   4,600           Universal Health Services,
                     Inc. Class "B"* ........................            265,650
                                                                     -----------
                                                                       3,447,931

                   MEDICAL
                     SUPPLIES (2.4%)
   4,000           AmeriSource Health Corp.
                     Class "A"* .............................            240,500
   8,200           Arterial Vascular
                     Engineering Inc.* ......................            300,325
  10,000           Cholestech Corp.* ........................            150,000
  12,000           Cooper Companies, Inc.* ..................            509,250
   5,000           Guidant Corp. ............................            366,875
  14,000           ICU Medical Inc.* ........................            211,750
   6,000           Safeskin Corp.* ..........................            443,250
   4,300           Sofamor/Danek Group Inc.* . ..............            366,575
   6,300           STERIS Corp.* ............................            340,200
                                                                     -----------
                                                                       2,928,725



--------------------------------------------------------------------------------
                                                                               9

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================


  Shares                                                                 Value
--------------------------------------------------------------------------------

                   METAL
                     FABRICATING (0.3%)
   7,200           Trinity Industries, Inc. .................        $   395,100

                   NEWSPAPER (0.3%)
   5,000           New York Times Co.
                     Class "A" ..............................            350,000

                   OFFICE EQUIPMENT &
                     SUPPLIES (1.3%)
  18,400           Day Runner Inc.* .........................            409,400
  12,000           Office Depot Inc..* ......................            373,500
   7,500           United Stationers Inc.* ..................            463,594
   3,000           Xerox Corp. ..............................            319,312
                                                                     -----------
                                                                       1,565,806

                   OILFIELD SERVICES/
                     EQUIPMENT (0.1%)
   6,000           Tuboscope Inc.* ..........................            114,000

                   PACKAGING &
                     CONTAINER (0.3%)
   5,000           Sealed Air Corp.* ........................            327,500

                   PAPER & FOREST
                     PRODUCTS (0.3%)
  11,000           Mail-Well, Inc.* .........................            416,625

                   PETROLEUM--
                     PRODUCING (0.1%)
   5,000           Basin Exploration Inc.* ..................            103,125

                   PRECISION
                     INSTRUMENT (0.8%)
   8,000           IFR Systems Inc. .........................            178,000
  15,000           Newport Corp. ............................            296,250
   4,000           VWR Scientific
                     Products Corp.* ........................            141,250
   7,200           Waters Corp.* ............................            359,550
                                                                     -----------
                                                                         975,050

                   PUBLISHING (1.1%)
   5,500           CMG Informaion
                     Services, Inc.* ........................            318,656
   7,000           Consolidated Graphics,
                     Inc.* ..................................            405,125
  18,000           Hollinger International, Inc.
                     Class "A" ..............................            299,250
   9,000           Meredith Corp. ...........................            379,125
                                                                     -----------
                                                                       1,402,156

                   RAILROAD (0.2%)
  17,000           Johnstown America
                     Industries, Inc.* ......................            278,375

                   RECREATION (1.5%)
   9,000           Action Performance
                     Companies, Inc.* .......................            316,688
   9,000           Bally Total Fitness
                     Holding Corp.* .........................            283,500
   6,000           Carnival Corp. Class "A" .................            418,500
   8,000           First Years Inc. .........................            281,000
   9,000           Harley-Davidson Inc. .....................            297,000
  13,000           THQ, Inc.* ...............................            303,875
                                                                     -----------
                                                                       1,900,563

                   RESTAURANT (1.6%)
  19,000           Brinker International Inc.* ..............            415,625
   6,420           CKE Restaurants, Inc. ....................            235,935
  13,000           Landry's Seafood
                     Restaurants, Inc.* .....................            399,750
  10,500           ShowBiz Pizza Time, Inc.* . ..............            349,781
   7,000           Sonic Corp.* .............................            234,500
  15,000           WSMP, Inc.* ..............................            318,750
                                                                     -----------
                                                                       1,954,341



--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 1998
================================================================================


  Shares                                                                 Value
--------------------------------------------------------------------------------

                   RETAIL--SPECIAL
                     LINES (6.1%)
  10,500           American Eagle
                     Outfitters Inc.* .......................        $   462,000
  18,000           Ashworth Inc.* ...........................            308,250
   8,000           Barnes & Noble Inc.* .....................            312,000
   7,500           Bed Bath & Beyond Inc.* ..................            346,406
   9,000           Best Buy Co., Inc.* ......................            599,625
   5,000           Brylane Inc.* ............................            280,313
   7,000           Dollar Tree Stores Inc.* .................            371,875
  11,000           Dress Barn, Inc. (The)* ..................            316,250
  14,000           Fingerhut Companies, Inc. ................            363,125
  10,000           Fossil Inc.* .............................            323,750
   5,000           Garden Ridge Corp.* ......................            108,125
   9,000           General Nutrition
                     Companies, Inc.* .......................            357,750
   8,000           Goody's Family
                     Clothing, Inc.* ........................            354,000
   7,000           Insight Enterprises Inc.* . ..............            284,375
   6,000           Lands' End, Inc.* ........................            221,250
   5,000           Linens `N' Things, Inc.* .................            274,687
  12,000           Media Arts Group Inc.* ...................            237,000
   8,000           Michaels Stores Inc.* ....................            299,000
   3,500           Payless ShoeSource Inc.* .................            263,375
  16,500           Pier 1 Imports, Inc. .....................            447,563
   9,000           TJX Companies, Inc. ......................            407,250
   6,000           Tandy Corp. ..............................            282,000
   7,000           Wet Seal Inc.* ...........................            264,687
                                                                     -----------
                                                                       7,484,656

                   RETAIL BUILDING
                     SUPPLIES (0.4%)
   6,200           Lowe's Companies, Inc. ...................            435,162

                   RETAIL STORE (4.1%)
   5,000           Ames Department
                     Stores, Inc.* ..........................            105,625
  13,000           Bon Ton Stores Inc.* .....................            198,250
   6,000           Buckle, Inc.* ............................            300,750
   4,700           Consolidated Stores Corp.* ...............            201,806
   8,000           Costco Companies, Inc.* ..................            427,000
   3,000           Dayton-Hudson Corp. ......................            264,000
  12,000           Family Dollar Stores, Inc. ...............            456,000
  12,500           Fred's Inc. ..............................            310,938
   3,500           Kohl's Corp.* ............................            286,125
   9,500           Meyer (Fred), Inc.* ......................            438,781
   7,500           99 Cents Only Stores* ....................            262,031
   6,250           Pacific Sunwear of
                     California, Inc.* ......................            259,375
   9,000           Party City Corp.* ........................            304,875
   8,200           Stage Stores Inc.* .......................            423,325
  12,000           Trans World
                     Entertainment Corp.* ...................            333,000
   9,000           Wal-Mart Stores, Inc. ....................            457,313
                                                                     -----------
                                                                       5,029,194

                   SEMICONDUCTOR (0.9%)
   7,000           Integrated Circuit
                     Systems, Inc.* .........................            146,563
  14,000           Integrated Device
                     Technology Inc.* .......................            196,875
   8,000           QLogic Corp.* ............................            284,000
   6,000           Siliconix Inc.* ..........................            225,000
   6,000           Vitesse Semiconductor Corp.* .............            282,937
                                                                     -----------
                                                                       1,135,375

                   SHOE (0.5%)
  12,000           Maxwell Shoe, Co., Inc.
                     Class "A"* .............................            189,750
  10,000           Rocky Shoes & Boots, Inc.* ...............            160,625
  11,000           Wolverine World Wide, Inc. ...............            310,750
                                                                     -----------
                                                                         661,125


--------------------------------------------------------------------------------
                                                                              11

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================


  Shares                                                                 Value
--------------------------------------------------------------------------------

                   TELECOMMUNICATIONS
                     EQUIPMENT (0.7%)
   7,500           AFC Cable Systems, Inc.* .................        $   291,563
  15,000           Applied Signal
                     Technology Inc.* .......................            270,000
   7,000           Tekelec* .................................            317,625
                                                                     -----------
                                                                         879,188

                   TELECOMMUNICATIONS
                     SERVICE (2.6%)
   6,000           AirTouch
                     Communications Inc.* ...................            293,625
   9,000           Aliant Communications Inc. ...............            306,000
   5,000           Century Telephone
                     Enterprises Inc. .......................            305,625
   5,600           Dycom Industries, Inc.* ..................            157,150
   9,000           GeoTel
                     Communications Corp.* ..................            248,625
   9,000           ICG Communications Inc.* .................            335,250
  17,000           Mobile Telecommunication
                     Technologies Corp.* ....................            380,375
   5,000           Pacific Gateway
                     Exchange Inc.* .........................            286,250
   8,000           SmartTalk TeleSevices Inc.* ..............            255,500
   8,500           United Video Satellite
                     Group, Inc. Class "A"* .................            361,250
   7,000           World Access Inc.* .......................            227,500
                                                                     -----------
                                                                       3,157,150

                   TEXTILE (0.8%)
  11,000           Crown Crafts Inc. ........................            230,313
   8,000           Interface Inc. Class "A" .................            332,500
   9,200           Pillowtex Corp. ..........................            445,625
                                                                     -----------
                                                                       1,008,438

                   TOBACCO (0.3%)
   7,000           Universal Corp. ..........................            308,437

                   TOILETRIES/
                     COSMETICS (0.2%)
  12,000           Chattem Inc.* ............................            303,000

                   TRUCKING/
                     TRANSPORTATION &
                     LEASING (0.3%)
  10,000           MS Carriers Inc.* ........................            338,750
                                                                     -----------

                   TOTAL COMMON STOCKS
                   (Cost $73,942,014) .......................         96,715,343
                                                                     -----------



--------------------------------------------------------------------------------
12

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 1998
================================================================================


Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (11.1%)
 $3,000,000        United States Treasury
                     Notes 6-3/8%, 5/15/00...................       $ 3,044,460
  5,000,000        United States Treasury
                     Notes 6-1/2%, 5/31/02...................         5,144,700
  2,000,000        Unites States Treasury
                     Notes 5-7/8%, 11/15/05..................         2,015,060
  3,000,000        United States Treasury
                     Bonds 7-1/4%, 8/15/22...................         3,462,090
                                                                   ------------
                   TOTAL U.S. TREASURY
                     OBLIGATIONS
                     (Cost $13,068,982) .....................        13,666,310
                                                                   ------------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS (6.7%)
  2,000,000        Federal Home Loan Banks
                     5.625%, 3/19/01.........................         1,989,460
  1,000,000        Federal Home Loan Banks
                     5.40%, 1/15/03..........................           981,480
  3,400,000        Federal Home Loan
                     Mortgage Corp. 7.10%,
                     4/10/07.................................         3,655,816
  1,600,000        Federal National Mortgage
                     Association 6.50%,
                     7/16/07 ................................         1,655,312
                                                                   ------------

                   TOTAL U.S.
                   GOVERNMENT
                   AGENCY
                   OBLIGATIONS
                   (Cost $8,231,230) ........................         8,282,068
                                                                   ------------

                   TOTAL INVESTMENT
                   SECURITIES (96.1%)
                   (Cost $95,242,226) .......................       118,663,721
                                                                   ------------

                   REPURCHASE
                     AGREEMENT (4.0%)
                     (including accrued interest)
 $4,900,000        Collateralized by $3,565,000
                     U.S. Treasury Bonds 12%,
                     5/15/05, with a value of
                     $5,008,006. (with
                     Morgan Stanley & Co.,
                     Inc. 5.92%, dated
                     3/31/98, due 4/1/98,
                     delivery value
                     $4,900,806).............................         4,900,806
                                                                   ------------

EXCESS OF LIABILITIES
OVER CASH AND
OTHER ASSETS (-0.1%) ................                                   (76,321)
                                                                   ------------

NET ASSETS (100%) ...................                              $123,488,206
                                                                   ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE,
PER OUTSTANDING SHARE
($123,488,206 / 7,568,988
shares outstanding) .................                                   $ 16.32
                                                                   ============


 *  Non-income producing.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              13

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
at March 31, 1998
================================================================================

Assets:
Investment securities, at value
  (Cost--$95,242,226) .....................................         $118,663,721
Repurchase agreement
  (Cost--$4,900,806) ......................................            4,900,806
Cash ......................................................               34,969
Dividends and interest receivable .........................              426,064
Receivable for securities sold ............................              403,268
Receivable for capital shares sold ........................              172,253
Deferred organization costs (note 2) ......................                5,238
                                                                    ------------
      Total Assets ........................................          124,606,319
                                                                    ------------
Liabilities:
Payable for securities purchased ..........................              805,250
Payable for capital shares repurchased ....................              178,647
Accrued expenses:
  Advisory fee payable ....................................               65,611
  Service and distribution plan
    fees payable ..........................................               24,941
  Other ...................................................               43,664
                                                                    ------------
      Total Liabilities ...................................            1,118,113
                                                                    ------------
Net Assets ................................................         $123,488,206
                                                                    ============
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 7,568,988 shares) ...........................         $      7,569
Additional paid-in capital ................................           97,391,982
Undistributed investment
  income--net .............................................              229,747
Accumulated net realized gain
  on investments ..........................................            2,437,413
Unrealized net appreciation of
  investments .............................................           23,421,495
                                                                    ------------
Net Assets ................................................         $123,488,206
                                                                    ============
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($123,488,206 / 7,568,988
  shares outstanding) .....................................         $      16.32
                                                                    ============


Statement of Operations
for the year ended March 31, 1998
================================================================================

Investment Income:
Interest income ..........................................         $  2,294,539
Dividend income (net of foreign
  withholding tax of $242) ...............................              237,648
                                                                   ------------
      Total Income .......................................            2,532,187
                                                                   ------------
Expenses:
Advisory fee .............................................              630,175
Service and distribution plan fee ........................              242,375
Custodian fees ...........................................               60,986
Auditing and legal fees ..................................               33,061
Accounting & bookkeeping expense .........................               32,400
Registration and filing fees .............................               32,092
Printing .................................................               20,430
Directors' fees and expenses .............................               20,149
Transfer agent fees ......................................               16,880
Amortization of deferred organization
  costs (note 2) .........................................               13,092
Insurance, dues and other ................................               14,213
                                                                   ------------
      Total Expenses before
        Custody Credits ..................................            1,115,853
      Less: Custody Credits ..............................               (9,123)
                                                                   ------------
      Net Expenses .......................................            1,106,730
                                                                   ------------
Investment Income--Net ...................................            1,425,457
                                                                   ------------
Realized and Unrealized Gain on
  Investments--Net:
    Realized Gain--Net (includes
      $1,024,680 loss on futures
      contracts) .........................................           10,804,109
    Change in Unrealized Appreciation ....................           18,714,947
                                                                   ------------
Net Realized Gain and Net
  Unrealized Appreciation of
  Investments ............................................           29,519,056
                                                                   ------------
Net Increase in Net Assets
  from Operations ........................................         $ 30,944,513
                                                                   ============


See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                          Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the years ended March 31, 1998 and 1997

                                                                          Year Ended       Year Ended
                                                                           March 31,        March 31,
                                                                             1998             1997
                                                                        ------------------------------
Operations:
  Investment income--net ............................................   $   1,425,457    $   1,306,323
  Realized gain on investments--net .................................      10,804,109       10,113,531
  Net change in unrealized appreciation (depreciation) on investments      18,714,947       (1,342,707)
                                                                        ------------------------------
  Net increase in net assets from operations ........................      30,944,513       10,077,147
                                                                        ------------------------------

Distributions to Shareholders:
  Investment income--net ............................................      (1,575,920)      (1,023,047)
  Realized gains--net ...............................................     (11,263,524)     (11,007,991)
                                                                        ------------------------------
  Total distributions ...............................................     (12,839,444)     (12,031,038)
                                                                        ------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares ..................................      36,166,180       30,217,220
  Net proceeds from reinvestment of distributions to shareholders ...      11,956,210       11,783,049
  Cost of shares repurchased ........................................     (17,720,083)     (20,868,278)
                                                                        ------------------------------
  Increase from capital share transactions ..........................      30,402,307       21,131,991
                                                                        ------------------------------

Total Increase ......................................................      48,507,376       19,178,100

Net Assets:
  Beginning of year .................................................      74,980,830       55,802,730
                                                                        ------------------------------
  End of year .......................................................   $ 123,488,206    $  74,980,830
                                                                        ------------------------------

Undistributed investment income-net, at end of year .................   $     229,747    $     380,210
                                                                        ==============================


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              15

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Value Line Asset  Allocation  Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.


--------------------------------------------------------------------------------
16

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 1998
================================================================================

(F) Financial Futures Contracts. A financial futures contract is an agreement between two parties to buy or sell financial instruments at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker cash, or U.S. Government securities, equal to the minimum "initial margin" requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or to pay the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

The Fund invested a portion of its liquid assets in long and short stock index futures contracts to more fully participate in the market. Use of long futures contracts subject the Fund to risk of loss up to the amount of the value of the contract. Use of short futures contracts subject the Fund to unlimited risk of loss.

As of March 31, 1998, the Fund had no outstanding futures contracts.

2. Organization Costs

Costs of $66,040 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized over sixty months beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. Capital Share Transactions

Transactions in capital stock were as follows:

                             Year Ended  Year Ended
                              March 31,   March 31,
                                1998        1997
                              ---------------------
Shares sold ...............   2,368,020   2,033,628
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions .......     850,954     870,240
                              ---------------------
                              3,218,974   2,903,868
Shares repurchased ........   1,148,119   1,354,654
                              ---------------------
Net increase ..............   2,070,855   1,549,214
                              =====================

4. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:
                                      Year Ended
                                    March 31, 1998
                                     ------------
PURCHASES:
  U.S. Treasury Obligations and
    U.S. Government Obligations ...  $ 24,202,796
  Other Investment Securities .....   132,285,335
                                     ------------
                                     $156,488,131
                                     ============
SALES:
  U.S. Treasury Obligations and
    U.S. Government Obligations ...  $ 23,301,976
  Other Investment Securities .....   101,899,107
                                     ------------
                                     $125,201,083
                                     ============

At March 31, 1998, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $100,165,215. The aggregate appreciation and depreciation of investments at March 31, 1998, based on a comparison of investment values and their costs for federal income tax purposes was $23,933,087 and $533,775, respectively, resulting in a net appreciation of $23,399,312.

--------------------------------------------------------------------------------
                                                                              17

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements                                     March 31, 1998
================================================================================

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

 An advisory fee of $630,175 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended March 31, 1998. The fee was computed at the rate of .65 of 1% of the daily net assets during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. In the year ended March 31, 1998, fees amounting to $242,375 were paid or payable under this Plan.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund.

During the year ended March 31, 1998, the Fund paid brokerage commissions totalling $97,238 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 1998, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing Plan, owned 3,680,063 shares of the Fund's capital stock, representing 48.6% of the outstanding shares. In addition, certain officers and directors of the Fund owned 350,683 shares of capital stock, representing 4.6% of the outstanding shares.


--------------------------------------------------------------------------------
18

                                          Value Line Asset Allocation Fund, Inc.


Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                                                                                                                    August 24, 1993
                                                                                                                     (commencement
                                                                      Years Ended March 31,                        of operations) to
                                            --------------------------------------------------------------------        March 31,
                                                1998                 1997                1996              1995           1994
                                            ----------------------------------------------------------------------------------------
Net asset value, beginning of period ....    $  13.64              $ 14.13             $ 11.58           $ 10.37        $ 10.00
                                            ----------------------------------------------------------------------------------------

Income from investment operations:
  Net investment income .................         .22                  .30                 .10               .08            .06(1)
  Net gains or losses on securities
    (both realized and unrealized) ......        4.54                 2.15                3.86              1.30            .35
                                            ----------------------------------------------------------------------------------------
      Total from investment opeations ...        4.76                 2.45                3.96              1.38            .41
                                            ----------------------------------------------------------------------------------------

Less distributions:
  Dividends from net investment income ..        (.26)                (.25)               (.12)             (.06)          (.04)
  Distributions from capital gains ......       (1.82)               (2.69)              (1.29)             (.11)          --
                                            ----------------------------------------------------------------------------------------
      Total distributions ...............       (2.08)               (2.94)              (1.41)             (.17)          (.04)
                                            ----------------------------------------------------------------------------------------

Net asset value, end of period ..........    $  16.32              $ 13.64             $ 14.13           $ 11.58        $ 10.37
                                            ========================================================================================
Total return ............................       37.36%               17.49%              35.13%            13.47%          4.15%+
                                            ========================================================================================

Ratios/Supplemental Data:
Net assets end of period (in thousands) .    $123,488              $74,981             $55,803           $26,172        $18,989
Ratio of operating expenses to average
  net assets ............................        1.15%(2)             1.23%(2)            1.38%(2)          1.76%          0.47%*(1)
Ratio of net investment income to
  average net assets ....................        1.46%                1.95%                .99%              .85%          1.10%*(1)
Portfolio turnover rate .................         139%                 192%                244%              211%           108%+
Average commissions paid per share of
  common stock investments purchased/sold    $  .0493              $ .0492(3)               --                --             --

(1) Net of expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund, net investment loss per share would have been $(.02), the ratio of expenses to average net assets would have been 2.24%*, and the ratio of net investment loss to average net assets would have been (0.67%)*.

(2)  Before offset of custody credits.

(3) Disclosure effective for fiscal years beginning on or after September 1, 1995.

+    Not annualized.

*    Annualized.



See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              19

Value Line Asset Allocation Fund, Inc.

Report of Independent Accountants
================================================================================

To the Shareholders and Board of Directors of Value Line Asset Allocation Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Asset Allocation Fund, Inc. (the "Fund") at March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period August 24, 1993 (commencement of operations) through March 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036

May 15, 1998




--------------------------------------------------------------------------------

Tax Information (unaudited)

For the taxable year ended March 31, 1998, 2.53% of the ordinary income dividends paid by the Fund qualified for the corporate dividends received deduction available to corporate shareholders.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      Francis C. Oakley
                      Marion N. Ruth
                      Frances T. Newton

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen Grant
                      Vice President
                      Bruce Alston
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                       VLF17A398